Principal Activities and Organization (Tables)	12 Months Ended
Dec. 31, 2012
PRINCIPAL ACTIVITIES AND ORGANIZATION [Abstract]
Subsidiaries, VIE and VIE's Subsidiaries

Name	Date of Incorporation	Place of Incorporation	Relationship	Principal Activities
Subsidiaries
NQ International Ltd. (“NQ HK”) *	April 26, 2010	Hong Kong	Wholly-owned subsidiary	Consumer mobile security services in overseas markets

NQ Mobile US Inc. (“NQ US”)**	November 5, 2010	United States	Wholly-owned subsidiary	Market intelligence and information analysis

Taiwan NQ Technology Limited (“NQ Taiwan”)	December 2, 2011	Taiwan	Wholly-owned subsidiary	Marketing and sales development

NQ Mobile International AG	June 19, 2012	Switzerland	Wholly-owned subsidiary	Worldwide purchase, sale and general distribution of software products

NQ Beijing	May 15, 2007	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services

NQ Mobile Lux S.A.	September 6, 2012	Luxembourg	Wholly-owned subsidiary	Management of Intellectual properties

NQ Mobile(Chengdu) Co., Ltd.	December 26, 2012	The PRC	Wholly-owned subsidiary	Software design and development for computer and mobile devices and other technology consulting services
Variable Interest Entity
Beijing Technology	October 21, 2005	The PRC	VIE	Consumer mobile security services in PRC market and research and development
Subsidiaries of VIE
Qingyun(Tianjin) Financial Management Co., Ltd. (“Tianjin Qingyun”)	February 21, 2012	The PRC	Wholly-owned subsidiary of the VIE	Financial management services

Beijing NationSky Network Technology Co., Ltd. (“NationSky”)	May 31, 2012	The PRC	Subsidiary of the VIE	Enterprise mobility services

Beijing Feiliu Jiutian Technology Co., Ltd. (“Beijing Feiliu”)	November 30, 2012	The PRC	Wholly-owned subsidiary of the VIE	Mobile games and advertising

Beijing Red Infinity Technology Co., Ltd. (“Beijing Red”)	November 30, 2012	The PRC	Wholly-owned subsidiary of Beijing Feiliu	Development and operation of mobile games

*	NetQin International Ltd. was renamed to NQ International Ltd. on August 1, 2012.
**	NetQin US Inc. was renamed to NQ Mobile US Inc. on December 14, 2011.

Consolidated Financial Information of VIE

		As of December 31,
		2011	2012
		US$	US$
Total assets		84,873	198,669
Total liabilities		86,144	163,761

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$
Total net revenue	11,400	23,039	54,461
Net income / (loss)	2,829	(3,829)	4,399

	For the Year Ended December 31,
	2010	2011	2012
	US$	US$	US$
Net increase/(decrease) in cash and cash equivalents balance	6,936	66,007	(7,464)